Derivative Financial Instruments - Notional Amounts and Fair Values of Derivative Financial Instruments (Parenthetical) (Detail) - GBP (£) £ in Millions	Jun. 30, 2019	Dec. 31, 2018
Derivative Assets [Member]
Disclosure of detailed information about hedges [line items]
Cash collateral received that had been offset against the gross derivative assets	£ 218	£ 9
Derivative Liabilities [Member]
Disclosure of detailed information about hedges [line items]
Cash collateral paid that had been offset against the gross derivative liabilities	£ 756	£ 354